23. OTHER OPERATING INCOME (EXPENSES) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating income		R$ 824,286	R$ 663,509	R$ 3,610,347
Other operating expenses		(646,944)	(1,076,730)	(1,341,191)
Other operating income (expenses), net		177,342	(413,221)	2,269,156
Taxes and fees
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses		(136,348)	(88,249)	(13,999)
Write-off / (Provision) of judicial deposits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses		(38,258)	(64,886)	(24,145)
Expenses with environmental liabilities, net
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses		(7,156)	(5,023)	(41,697)
Expenses from tax, social security, labor, civil and environmental law suits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses		(95,744)	(151,534)	(273,890)
Contractual fines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses			(16,624)	(309)
Depreciation of unused equipment and amortization of intangible assets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses		(44,570)	(43,681)	(41,068)
Write off of PP&E and Intangible assets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses		(28,127)	(88,339)	(6,466)
Losses /reversals estimated in inventories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses		(12,903)	(17,236)	1,154
Losses on spare parts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses		(2,872)	(12,080)	(55,790)
Studies and project engineering expenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses		(32,956)	(31,156)	(38,138)
Research and development expenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses		(3,944)	(2,269)	(3,363)
Advisory expenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses		(3,419)	(20,865)	(15,888)
Healthcare plan expenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses		(97,837)	(80,489)	(56,838)
Impairment of available-for-sale financial assets
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses				(555,298)
REFIS effect - Law 11,941/09 and Law 12,865/13
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses				(4,801)
Provisions/(Provision) for industrial restructuring
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses		5,807	96,390	(122,854)
Hedge cash flow realized
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses		(92,140)	(77,444)	(11,439)
Impairment of fair value of Transnordestina
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses			(387,989)
Other expenses
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating expenses		(56,477)	(85,256)	(76,362)
Indemnities/gains on lawsuits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating income		6,106	26,871	5,189
Rentals and leases
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating income		1,841	1,483	1,150
Reversal of provisions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating income				5,020
Dividends received
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating income		3,248	567	5,794
Extemporaneous PIS/COFINS credits
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating income			203,504	234,287
Contractual fines
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating income		2,970	2,501	2,200
Gain on business combination
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating income			66,496	3,297,499
Actuarial pension plan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating income		36,952	48,790	8,702
Monetary adjustment related to the Eletrobras's compulsory loan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating income	[1]	755,151
Other revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating income		R$ 18,018	61,274	R$ 50,506
Gain on sales of assets held for sale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating income			R$ 252,023

[1]	This is a net amount, certain and due, arising from the final judicial decision favorable to the Company, which is irreversible and irrevocable, in order to apply the STJ's consolidated position on the subject, which culminated in sentencing the Eletrobras to the payment of the correct interest and monetary correction of the Compulsory Loan. The final judicial decision, as well as the certainty about the amounts involved in the settlement of the judgment (judicial procedure to request the satisfaction of the right), allowed the conclusion that the right to receive this value is certain. Thus, in line with our legal and accounting advisors, we recognize the credits in noncurrent assets against the result of Other Operating Revenues.